SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 1,281	$ 1,197
Charged to costs and expenses relating to new sales	569	230
Costs of warranties granted	(365)	(251)
Foreign currency translation adjustments	(125)	105
Warranty provision, end of year	$ 1,360	$ 1,281